Equity Incentive Plan (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Apr. 10, 2017	Dec. 15, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity Incentive Plan [Abstract]
Unrecognized cost for non-vested shares			$ 242	$ 833
Recognition period for unrecognized cost for non-vested shares			1 year 6 months 25 days
2011 Equity Incentive Plan [Member] | Restricted Stock [Member]
Equity Incentive Plan [Abstract]
Shares reserved for issuance (in shares)			45,534
Number of Shares [Roll Forward]
Outstanding at beginning of year (in shares)			652,700	152,000	0
Granted (in shares)				772,800	189,000
Vested (in shares)			(275,100)	(264,100)	(37,000)
Forfeited (in shares)				(8,000)
Outstanding at end of year (in shares)			377,600	652,700	152,000
Weighted Average Grant Date Price [Roll Forward]
Outstanding at beginning of year (in dollars per share)			$ 1.67	$ 3.70	$ 0
Granted (in dollars per share)				1.30	3.70
Vested (in dollars per share)			1.77	1.69	3.70
Forfeited (in dollars per share)				3.70
Outstanding at end of year (in dollars per share)			$ 1.60	$ 1.67	$ 3.70
2011 Equity Incentive Plan [Member] | Awarded December 15, 2016 [Member] | Restricted Stock [Member]
Number of Shares [Roll Forward]
Granted (in shares)		772,800
2011 Equity Incentive Plan [Member] | Awarded December 15, 2016 [Member] | Restricted Stock [Member] | Board of Directors [Member]
Number of Shares [Roll Forward]
Granted (in shares)		274,800
2011 Equity Incentive Plan [Member] | Awarded December 15, 2016 [Member] | Restricted Stock [Member] | Certain Other Employees [Member]
Number of Shares [Roll Forward]
Granted (in shares)		448,000
2011 Equity Incentive Plan [Member] | Awarded December 15, 2016 [Member] | Restricted Stock [Member] | Non-Employee [Member]
Number of Shares [Roll Forward]
Granted (in shares)		50,000
General and Administrative Expenses [Member]
Equity Incentive Plan [Abstract]
Stock-based compensation expense	$ 115		$ 591	$ 604	$ 178
Direct Voyage Expenses [Member]
Equity Incentive Plan [Abstract]
Stock-based compensation expense			$ 24	$ 20	$ 0